Taxation (Treatment of Toll Charge Related to the U.S. TCJA) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
TAXATION [Abstract]
Provisional amount of income tax expense recognized for the Toll Charge	$ 219
Reduction in liability for deferred income tax	4
Unrecognized tax benefit recorded		$ 142
Interest in connection with unrecognized tax benefit	$ 8	$ 2